UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09877

CALVERT SOCIAL INDEX SERIES, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Six months ended March 31, 2013

Item 1.  Report to Stockholders.

[Calvert Social Index Fund Semi-Annual Report to Shareholders]

Choose Planet-friendly E-delivery!

Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.

Just go to www.calvert.com. If you already have an online account at Calvert, click on My Account, and select the documents you would like to receive via e-mail.

If you’re new to online account access, click on Login/Register to open an online account. Once you’re in, click on the E-delivery sign-up at the bottom of the Account Portfolio page and follow the quick, easy steps. Note: if your shares are not held directly at Calvert but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Investment Climate

The six-month period ended March 31, 2013 was marked by uncertainties surrounding the U.S. presidential election and impending fiscal cliff, with equity markets ultimately benefiting from a relief rally to start 2013 as market participants responded favorably to the last-minute, short-term fiscal cliff deal. Hurricane Sandy weighed on the manufacturing sector, especially in the northeast, but improving data in the U.S. labor and housing markets and accommodative monetary policy by the Federal Reserve (Fed) helped boost investor sentiment.

There was some progress on the European policy front, but recessionary pressures in the eurozone and concerns about slower growth in China were a drag on international equity markets as the period wore on. Despite the headwinds emanating from Europe, all major global equity indices finished the first half of the fiscal year in positive territory with the Standard and Poor’s (S&P) 500, Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets Indices returning 10.19%, 11.10%, 14.48%, 12.18%, and 3.95%, respectively.

In a reversal of a multi-year trend, value stocks significantly outperformed growth stocks, and within the Russell 1000 Index, Financials, Industrials, and Consumer Discretionary were the top-performing sec-

Extending the Environmental, Social, and Governance Analytical Framework

U.S. consumers and investors are becoming more educated about how environmental, social, and governance (ESG) matters impact themselves and the economy. In fact, the increasing availability of information about ESG practices and their impacts on company performance is forcing companies to upgrade their standards and practices. Rather than risking backlash from regulators, the public, or investors, companies are now trying to manage and mitigate these risks and the potential for events such as the BP oil spill to protect their brand value and support continued consumer demand.

While this is positive for the U.S. economy as a whole, and for the companies poised to benefit from the push toward improving ESG awareness, it presents an increasingly complex investment landscape. At the same time, it also presents investors with a unique opportunity to identify and benefit from these trends.

That is why at Calvert we have developed sophisticated analytical approaches that enable our investment analysts and portfolio managers to quantify ESG issues in our equity valuation calculations and the buy and sell decisions of certain of our equity portfolios.  This process further merges values with valuations in a way that seeks to improve investment performance and mitigate risks. To this end, we believe the ability to leverage the proprietary expertise of our investment and sustainability research teams can set Calvert apart as we strive to integrate ESG more deeply into our active portfolio management, seeking to identify those companies that manage their ESG impacts sustainably and create the most shareholder value.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 4

CALVERT SOCIAL
INDEX FUND
MARCH 31, 2013

INVESTMENT PERFORMANCE
(total return at NAV*)
	6 MONTHS	12 MONTHS
	ENDED	ENDED
	3/31/13	3/31/13
Class A	10.11%	11.71%
Class B	9.54%	10.59%
Class C	9.64%	10.69%
Class I	10.41%	12.33%
Class Y**	10.28%	11.88%

Calvert Social Index	10.71%	12.64%

Lipper Multi-Cap Core
Funds Average	12.10%	13.09%

TEN LARGEST STOCK HOLDINGS
% OF NET ASSETS
Apple, Inc.	4.4%
Johnson & Johnson	2.4%
International Business
Machines Corp.	2.4%
Microsoft Corp.	2.3%
Google, Inc.	2.3%
Procter & Gamble Co.	2.2%
AT&T, Inc.	2.1%
JPMorgan Chase & Co.	1.9%
Wells Fargo & Co.	1.9%
The Coca-Cola Co.	1.6%
Total	23.5%

*Investment performance/return at NAV does not reflect the deduction of the Fund’s maximum 4.75% front-end sales charge or any deferred sales charge.

**See note on page 7 regarding Y shares.

tors, while the Information Technology, Telecommunication Services, and Energy sectors lagged.

Congress Avoids Fiscal Cliff but Political Dysfunction Continues

The fiscal cliff became a major source of concern for investors as the calendar-year-end deadline approached. Despite initial positive rhetoric from policymakers, negotiations were visibly contentious before Congress reached a last-minute deal that allowed the payroll tax cut to expire and postponed most spending cuts for two months, spurring a relief rally. However, political dysfunction quickly returned to the forefront as U.S. policymakers were unable to reach a deal to avoid sequestration, prompting $85 billion in automatic spending cuts to take effect. Despite renewed fiscal policy headwinds, investors looked past the federal budget sequester and focused on the gradually improving economic conditions in the United States.

Economic Recovery in the United States Continues Despite Hurricane Sandy

Despite the negative economic impact of Hurricane Sandy, other U.S. macro data were mostly positive. Vehicle sales remained strong, construction spending continued to increase, and exports from the United States reached a record high as manufacturing activity rebounded following the “superstorm.” Our contention in the second half of 2011 that the U.S. housing sector had started to recover is now supported by multiple data points, including sales of new and existing homes as well as building permits and housing starts, which all increased through the first half of the fiscal year. At the same

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 5

GROWTH OF $10,000

The graph below shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods. The results shown are for Classes A, B, C and I shares and reflect the deduction of the maximum front-end sales charge of 4.75%, or deferred sales charge, as applicable and assume the reinvestment of dividends. The result is compared with benchmarks that include a broad based market index and a Lipper peer group average. Market indexes are unmanaged and their results do not reflect the effect of expenses or sales charges. The Lipper average reflects the deduction of the category’s average front-end sales charge. The value of an investment in a different share class would be different.

All performance data shown, including the graph above and the adjacent table, represents past performance, does not guarantee future results, assumes reinvestment of dividends and distributions and does not reflect the deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund shares. All performance data reflects fee waivers and/or expense limitations, if any are in effect; in their absence performance would be lower. See Note B in Notes to Financial Statements. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted; for current performance data visit www.calvert.com. The gross expense ratio from the current prospectus for Class A shares is 1.11%. This number may differ from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. Performance data quoted already reflects the deduction of the Fund’s operating expenses.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 6

time, the inventory of homes for sale continued to tighten, helping push home prices higher. The decision by the U.S. Fed to purchase $40 billion of mortgage-backed securities each month in an effort to lower long-term interest rates seemed to be working as mortgage rates remained near historic lows.

The labor market continued to show signs of healing as unemployment claims maintained their downward trend and the unemployment rate fell to 7.6% as of March, although this was driven by a drop in labor force participation.

Real gross domestic product (GDP) increased at a 3.1% annualized rate in the third quarter of 2012, although this slowed to a 0.1% gain in the fourth quarter. The marginal advance in the fourth quarter was attributed to a significant decline in government spending, which offset strong gains in residential investment and capital expenditures and a 2.2% increase in consumer spending.

The third-quarter U.S. earnings season proved to be less than stellar, as reported earnings of S&P 500 companies declined 1% on a year-over-year basis. However, 67% of S&P 500 companies beat earnings expectations and 65% topped revenue forecasts for the fourth-quarter earnings season.

Overall, strong signs of recovery in the U.S. housing market, the slowly improving employment picture, a decent earnings season, and good year-to-date performance in the equity markets seemed to be having a positive impact on Americans. Consumer confidence reached its

CALVERT SOCIAL
INDEX FUND
MARCH 31, 2013

AVERAGE ANNUAL TOTAL RETURNS
CLASS A SHARES	(with max. load)
One year	6.42%
Five year	4.48%
Ten year	6.55%

CLASS B SHARES	(with max. load)
One year	5.59%
Five year	4.29%
Ten year	6.01%

CLASS C SHARES	(with max. load)
One year	9.69%
Five year	4.49%
Ten year	6.02%

CLASS I SHARES
One year	12.33%
Five year	6.08%
Ten year	7.60%
CLASS Y SHARES**
One year	11.88%
Five year	5.54%
Ten year	7.08%

** Calvert Social Index Fund first offered Class Y shares on July 13, 2012. Performance prior to that date reflects the performance of Class A shares at net asset value (NAV). Actual Class Y share performance would have been different.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 7

highest level in five years while consumer spending also improved, giving us confidence that U.S. equity markets can continue to perform well in the long run.

Fed Maintains Accommodative Monetary Policy as Global Monetary Easing Cycle Continues

Inflation remained tame, allowing the Fed to maintain its accommodative stance. With that said, debate appeared to be growing inside the Fed about the appropriate time to scale back the most recent round of quantitative easing. The eventuality of this scale-back triggered considerable discussion in the media around the impact of rising interest rates.

Meanwhile, Japan launched a massive easing campaign aimed at fighting deflation, which helped produce a significant run in Japanese equities.

% OF TOTAL
ECONOMIC SECTORS	INVESTMENTS
Consumer Discretionary	15.3%
Consumer Staples	10.3%
Energy	2.2%
Financials	17.2%
Health Care	11.9%
Industrials	8.4%
Information Technology	28.1%
Materials	1.6%
Short-Term Investments	0.8%
Telecommunication Services	2.9%
Utilities	1.3%
Total	100%

Progress on the Policy Front, but Eurozone in Double-Dip Recession

The eurozone officially entered into a recession in late 2012 for the second time in four years. With unemployment in the euro region hitting a record high 12%, and manufacturing PMI mired deep in contraction territory, the fiscal drag in the eurozone continued to be worse than anticipated. Even core European economies were not immune to the region’s recessionary pressures. The United Kingdom had its AAA credit rating cut by Moody’s, while the United Kingdom, Germany, Spain, and Belgium reported their economies shrank in the fourth quarter.

There were some notable improvements on the European sovereign debt side, however. The European Central Bank’s pledge to buy the sovereign debt of countries under severe fiscal stress helped restore some investor confidence in the eurozone bond market.

Economic and financial crisis was averted in Cyprus as the country’s policymakers reached a deal with eurozone finance ministers and international creditors for a 10 billion euro bailout. While the last-minute deal prevented imminent defaults of the country’s major banks, it also renewed concerns about the region’s ability to resolve its sovereign debt crisis.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 8

Signs of China’s Economic Slowdown Stabilizing

Unfortunately, recessionary pressures in Europe are also likely to continue impacting emerging market economies. However, data released during the period suggested China’s economic slowdown was stabilizing and the Chinese government’s growth-boosting measures seemed to be having the desired effect without stoking inflation fears. China’s real GDP rose 7.9% in the fourth quarter and both measures of China’s Manufacturing PMI finished the period in expansion territory.

Despite these positive data points, the Chinese economy is not out of the woods yet. China’s transition from an export-driven economy to a more consumer-driven economy will likely face significant challenges. Having said that, continued economic growth in the United States could provide a significant positive boost for the Chinese economy.

Outlook

Equity markets started 2013 having gained a tremendous amount of ground since the depths of the financial crisis. A recovering U.S. housing market, a decline in unemployment, record-high exports, and encouraging year-end manufacturing data fueled by an attractive U.S. dollar exchange rate have all helped boost U.S. equity market sentiment. However, with the possibility of another less-than-stellar upcoming earnings season, and few positive catalysts on the near-term horizon, a short-term pull-back in equities remains a distinct possibility.

We believe the U.S. economy will be able to maintain some expansion despite the sequester. Although having a short-term negative impact on economic growth, actions that reduce spending and improve budget strength for the United States over the long term are necessary. We expect housing to continue as a major driver of the recovery, having a positive impact on economic growth and consumer confidence as well as contributing to employment in housing-related sectors, as opposed to being a drag on the economy.

At the same time, we see the eurozone’s problems continuing to drag on and negatively impacting global economic growth. We believe the consensus forecast from the past several months for a European recovery was a bit premature. Because the economic recessionary pressures in the region are so pronounced and strong--especially in peripheral Europe, with Cyprus as one example, however small--the potential default issue may continue to resurface over time, reawakening markets to that reality.

Overall, we believe 2013 could be another good year for U.S. equities as investors look past the political dysfunction in Washington and move more money into stocks as they become more comfortable with risk. Value stocks generally performed better than growth companies in the second half of 2012 and we believe that this trend may persist in 2013, as risk aversion continues to subside. We also think small-cap equities are poised to post better returns than large-caps, driven by healthy earnings and top-line results as well as global M&A activity.

May 2013

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 9

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2012 to March 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Fund charges an annual low balance account fee of $15 to those shareholders whose regular account balance is less than $5,000 ($1,000 for IRA accounts). If the low balance fee applies to your account, you should subtract the fee from the ending account value in the chart below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 10

	BEGINNING	ENDING ACCOUNT	EXPENSES PAID
	ACCOUNT VALUE	VALUE	DURING PERIOD*
	10/1/12	3/31/13	10/1/12 - 3/31/13
CLASS A
Actual	$1,000.00	$1,101.12	$3.93
Hypothetical	$1,000.00	$1,021.19	$3.78
(5% return per
year before expenses)
CLASS B
Actual	$1,000.00	$1,095.45	$9.14
Hypothetical	$1,000.00	$1,016.21	$8.80
(5% return per
year before expenses)
CLASS C
Actual	$1,000.00	$1,096.39	$8.76
Hypothetical	$1,000.00	$1,016.57	$8.43
(5% return per
year before expenses)
CLASS I
Actual	$1,000.00	$1,104.09	$1.10
Hypothetical	$1,000.00	$1,023.88	$1.06
(5% return per
year before expenses)

CLASS Y
Actual	$1,000.00	$1,102.78	$3.15
Hypothetical	$1,000.00	$1,021.94	$3.02
(5% return per
year before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 0.75%, 1.75%, 1.68%, 0.21%, and 0.60% for Class A, Class B, Class C, Class I, and Class Y, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 11

STATEMENT OF NET ASSETS
MARCH 31, 2013

EQUITY SECURITIES - 98.9%	SHARES	VALUE
Aerospace & Defense - 0.2%
B/E Aerospace, Inc.*	2,292	$138,185
Exelis, Inc.	4,117	44,834
Hexcel Corp.*	2,195	63,677
Rockwell Collins, Inc.	2,987	188,539
		435,235

Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc	3,518	209,180
Expeditors International of Washington, Inc.	4,518	161,338
FedEx Corp	6,398	628,284
United Parcel Service, Inc., Class B	15,635	1,343,046
		2,341,848

Airlines - 0.4%
Alaska Air Group, Inc.*	1,535	98,178
Delta Air Lines, Inc.*	18,612	307,284
JetBlue Airways Corp.*	4,912	33,893
Southwest Airlines Co	15,927	214,696
US Airways Group, Inc.*	3,566	60,515
		714,566

Auto Components - 0.5%
BorgWarner, Inc.*	2,530	195,670
Gentex Corp.	3,130	62,631
Johnson Controls, Inc	14,967	524,893
Tenneco, Inc.*	1,319	51,850
TRW Automotive Holdings Corp.*	2,349	129,195
Visteon Corp.*	1,156	66,701
		1,030,940

Automobiles - 0.7%
Ford Motor Co.	85,801	1,128,283
Harley-Davidson, Inc	4,947	263,675
Tesla Motors, Inc.*	1,569	59,450
		1,451,408

Beverages - 3.0%
Dr Pepper Snapple Group, Inc.	4,457	209,256
PepsiCo, Inc	34,036	2,692,588
The Coca-Cola Co	84,562	3,419,687
		6,321,531

Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc.*	4,276	393,991
Alkermes plc*	2,711	64,278
Amgen, Inc.	16,393	1,680,446
Ariad Pharmaceuticals, Inc.*	3,991	72,197

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 12

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Biotechnology - Cont’d
Biogen Idec, Inc.*	5,178	$998,888
Cepheid, Inc.*	1,455	55,828
Cubist Pharmaceuticals, Inc.*	1,423	66,625
Gilead Sciences, Inc.*	33,323	1,630,494
Incyte Corp.*	2,934	68,685
Medivation, Inc.*	1,626	76,048
Myriad Genetics, Inc.*	1,782	45,263
Onyx Pharmaceuticals, Inc.*	1,576	140,043
Pharmacyclics, Inc.*	1,100	88,451
Regeneron Pharmaceuticals, Inc.*	1,673	295,117
Seattle Genetics, Inc.*	2,266	80,466
United Therapeutics Corp.*	1,022	62,209
Vertex Pharmaceuticals, Inc.*	4,776	262,585
		6,081,614

Building Products - 0.2%
A.O. Smith Corp.	849	62,461
Lennox International, Inc.	1,001	63,554
Masco Corp.	7,807	158,092
Owens Corning*	2,587	102,005
		386,112

Capital Markets - 2.9%
Affiliated Managers Group, Inc.*	1,150	176,606
Bank of New York Mellon Corp	25,453	712,429
BlackRock, Inc	2,753	707,191
Charles Schwab Corp	24,051	425,462
E*Trade Financial Corp.*	5,620	60,190
Eaton Vance Corp.	2,543	106,374
Federated Investors, Inc., Class B	2,054	48,618
Franklin Resources, Inc	3,021	455,597
Goldman Sachs Group, Inc	9,579	1,409,550
Invesco Ltd.	9,651	279,493
Janus Capital Group, Inc.	4,157	39,076
Legg Mason, Inc.	2,508	80,632
Northern Trust Corp.	4,761	259,760
SEI Investments Co.	2,946	84,992
State Street Corp	9,996	590,664
Stifel Financial Corp.*	1,285	44,551
T. Rowe Price Group, Inc	5,663	423,989
TD Ameritrade Holding Corp.	5,045	104,028
Waddell & Reed Financial, Inc	1,874	82,044
		6,091,246

Chemicals - 1.1%
Air Products & Chemicals, Inc.	4,546	396,048
Airgas, Inc.	1,497	148,443
Cabot Corp	1,311	44,836
Ecolab, Inc.	5,812	466,006
H.B. Fuller Co	1,092	42,675
International Flavors & Fragrances, Inc.	1,785	136,856
Praxair, Inc	6,485	723,337

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 13

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Chemicals - Cont’d
Sensient Technologies Corp	1,093	$42,725
Sigma-Aldrich Corp.	2,636	204,764
		2,205,690

Commercial Banks - 4.8%
Associated Banc-Corp.	3,678	55,869
Bank of Hawaii Corp	982	49,895
BB&T Corp	15,310	480,581
BOK Financial Corp	583	36,321
CapitalSource, Inc	4,599	44,242
CIT Group, Inc.*	4,397	191,182
City National Corp	1,037	61,090
Comerica, Inc.	4,106	147,611
Commerce Bancshares, Inc.	1,687	68,880
Cullen/Frost Bankers, Inc.	1,346	84,165
East West Bancorp, Inc	3,064	78,653
Fifth Third Bancorp	19,165	312,581
First Horizon National Corp.	5,321	56,828
First Niagara Financial Group, Inc.	7,711	68,319
First Republic Bank	1,491	57,582
FirstMerit Corp	2,398	39,639
FNB Corp.	3,060	37,026
Fulton Financial Corp	4,340	50,778
Hancock Holding Co	1,859	57,480
Huntington Bancshares, Inc	18,451	136,353
IBERIABANK Corp.	645	32,263
KeyCorp	20,217	201,361
M&T Bank Corp	2,675	275,953
PNC Financial Services Group, Inc.	11,569	769,339
Popular, Inc.*	2,258	62,343
Prosperity Bancshares, Inc	973	46,111
Regions Financial Corp	30,912	253,169
Signature Bank*	1,010	79,548
SunTrust Banks, Inc.	11,792	339,728
Susquehanna Bancshares, Inc.	4,084	50,764
SVB Financial Group*	981	69,592
Synovus Financial Corp.	17,290	47,893
TCF Financial Corp.	3,573	53,452
UMB Financial Corp.	708	34,742
Umpqua Holdings Corp.	2,448	32,461
US Bancorp	40,776	1,383,530
Valley National Bancorp	4,360	44,646
Webster Financial Corp.	1,759	42,673
Wells Fargo & Co	108,147	4,000,358
Westamerica Bancorporation	594	26,926
Zions Bancorporation	4,030	100,710
		10,062,637

Commercial Services & Supplies - 0.1%
Avery Dennison Corp.	2,191	94,366
Covanta Holding Corp.	2,879	58,012
Pitney Bowes, Inc	4,400	65,384
RR Donnelley & Sons Co	3,960	47,718
		265,480

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 14

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Communications Equipment - 3.0%
Acme Packet, Inc.*	1,254	$36,642
Adtran, Inc	1,357	26,665
Arris Group, Inc.*	2,507	43,045
Aruba Networks, Inc.*	2,338	57,842
Ciena Corp.*	2,223	35,590
Cisco Systems, Inc.	117,640	2,459,853
F5 Networks, Inc.*	1,719	153,129
Harris Corp	2,470	114,460
InterDigital, Inc.	900	43,047
JDS Uniphase Corp.*	5,152	68,882
Juniper Networks, Inc.*	11,291	209,335
Motorola Solutions, Inc.	6,044	386,997
Plantronics, Inc.	932	41,185
Polycom, Inc.*	3,870	42,880
QUALCOMM, Inc.	37,633	2,519,529
Riverbed Technology, Inc.*	3,573	53,274
Viasat, Inc.*	889	43,063
		6,335,418

Computers & Peripherals - 6.3%
Apple, Inc.	20,831	9,220,425
Dell, Inc	31,937	457,657
Diebold, Inc	1,383	41,933
EMC Corp.*	46,034	1,099,752
Hewlett-Packard Co	42,742	1,018,969
Lexmark International, Inc	1,382	36,485
NCR Corp.*	3,580	98,665
NetApp, Inc.*	7,886	269,386
QLogic Corp.*	1,986	23,038
SanDisk Corp.*	5,293	291,115
Seagate Technology plc	6,987	255,445
Western Digital Corp	4,737	238,176
		13,051,046

Construction & Engineering - 0.1%
AECOM Technology Corp.*	2,294	75,243
EMCOR Group, Inc.	1,466	62,144
Quanta Services, Inc.*	4,664	133,297
		270,684

Construction Materials - 0.1%
Eagle Materials, Inc	1,027	68,429

Consumer Finance - 1.4%
American Express Co.	21,021	1,418,077
Capital One Financial Corp	12,738	699,953
Discover Financial Services	10,840	486,065
SLM Corp.	9,916	203,080
		2,807,175

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 15

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Containers & Packaging - 0.4%
AptarGroup, Inc.	1,449	$83,100
Ball Corp.	3,273	155,730
Bemis Co., Inc.	2,255	91,012
MeadWestvaco Corp	3,847	139,646
Owens-Illinois, Inc.*	3,591	95,700
Sealed Air Corp	4,274	103,046
Sonoco Products Co.	2,210	77,328
		745,562

Distributors - 0.2%
Genuine Parts Co	3,388	264,264
Pool Corp.	1,016	48,768
		313,032

Diversified Consumer Services - 0.1%
Coinstar, Inc.*	611	35,695
DeVry, Inc.	1,243	39,465
Sotheby’s	1,488	55,666
		130,826

Diversified Financial Services - 4.1%
Bank of America Corp.	240,157	2,925,112
CBOE Holdings, Inc.	1,910	70,555
CME Group, Inc.	6,717	412,357
IntercontinentalExchange, Inc.*	1,588	258,955
JPMorgan Chase & Co.	85,457	4,055,789
McGraw-Hill Co.’s, Inc.	6,143	319,927
Moody’s Corp	4,240	226,077
NYSE Euronext	5,317	205,449
The NASDAQ OMX Group, Inc	2,575	83,173
		8,557,394

Diversified Telecommunication Services - 2.5%
AT&T, Inc.	121,156	4,445,214
CenturyLink, Inc.	13,693	481,035
Frontier Communications Corp	21,848	86,955
Level 3 Communications, Inc.*	3,530	71,624
tw telecom, Inc.*	3,329	83,857
Windstream Corp.	12,922	102,730
		5,271,415

Electric Utilities - 0.2%
Cleco Corp.	1,332	62,644
Hawaiian Electric Industries, Inc.	2,146	59,465
IDACORP, Inc	1,097	52,952
ITC Holdings Corp.	1,127	100,596
OGE Energy Corp	2,161	151,227
Portland General Electric Co.	1,654	50,166
		477,050

Electrical Equipment - 1.3%
Acuity Brands, Inc.	938	65,050
AMETEK, Inc.	5,325	230,892
Belden, Inc	974	50,307

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 16

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Electrical Equipment - Cont’d
Brady Corp.	1,009	$33,832
Eaton Corp. plc	10,312	631,610
Emerson Electric Co.	15,807	883,137
General Cable Corp.*	1,087	39,817
GrafTech International Ltd.*	2,758	21,181
Hubbell, Inc., Class B	1,168	113,424
Polypore International, Inc.*	1,017	40,863
Regal-Beloit Corp.	984	80,255
Rockwell Automation, Inc.	3,062	264,404
Roper Industries, Inc	2,163	275,372
		2,730,144

Electronic Equipment & Instruments - 1.0%
Amphenol Corp.	3,495	260,902
Anixter International, Inc	586	40,973
Arrow Electronics, Inc.*	2,320	94,239
Avnet, Inc.*	2,996	108,455
Corning, Inc.	32,297	430,519
Dolby Laboratories, Inc.	1,042	34,970
FEI Co.	842	54,351
FLIR Systems, Inc	3,175	82,582
Ingram Micro, Inc.*	3,293	64,806
Itron, Inc.*	863	40,043
Jabil Circuit, Inc.	4,025	74,382
Molex, Inc.	3,029	88,689
National Instruments Corp.	2,079	68,087
TE Connectivity Ltd	9,183	385,043
Tech Data Corp.*	825	37,628
Trimble Navigation Ltd.*	5,588	167,417
Vishay Intertechnology, Inc.*	2,887	39,292
		2,072,378

Energy Equipment & Services - 0.6%
Bristow Group, Inc.	788	51,961
Cameron International Corp.*	5,433	354,232
CARBO Ceramics, Inc.	431	39,251
Dril-Quip, Inc.*	798	69,562
FMC Technologies, Inc.*	5,204	283,045
Helix Energy Solutions Group, Inc.*	2,160	49,421
Key Energy Services, Inc.*	3,333	26,931
Lufkin Industries, Inc	738	48,996
Noble Corp	5,528	210,893
SEACOR Holdings, Inc	413	30,430
Tidewater, Inc	1,080	54,540
Unit Corp.*	961	43,773
		1,263,035

Food & Staples Retailing - 2.1%
Casey’s General Stores, Inc.	838	48,855
Costco Wholesale Corp	9,538	1,012,077
CVS Caremark Corp.	26,935	1,481,156
Harris Teeter Supermarkets, Inc.	1,081	46,169
Safeway, Inc.	5,239	138,048

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 17

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Food & Staples Retailing - Cont’d
Sysco Corp	12,824	$451,020
United Natural Foods, Inc.*	1,078	53,038
Walgreen Co.	18,830	897,814
Whole Foods Market, Inc.	3,773	327,308
		4,455,485

Food Products - 1.4%
Campbell Soup Co	3,919	177,766
Darling International, Inc.*	2,577	46,283
Flowers Foods, Inc.	2,514	82,811
General Mills, Inc.	14,158	698,131
Green Mountain Coffee Roasters, Inc.*	2,705	153,536
H.J. Heinz Co	7,016	507,046
Hain Celestial Group, Inc.*	1,016	62,057
Ingredion, Inc.	1,692	122,365
J.M. Smucker Co.	2,347	232,729
Kellogg Co.	5,462	351,917
McCormick & Co., Inc.	2,905	213,663
The Hershey Co	3,287	287,711
TreeHouse Foods, Inc.*	793	51,664
		2,987,679

Gas Utilities - 0.4%
AGL Resources, Inc.	2,579	108,189
Atmos Energy Corp.	1,980	84,526
New Jersey Resources Corp	915	41,038
Oneok, Inc	4,484	213,752
Piedmont Natural Gas Co., Inc.	1,660	54,581
Questar Corp.	3,831	93,208
South Jersey Industries, Inc	694	38,579
Southwest Gas Corp.	1,012	48,030
WGL Holdings, Inc	1,131	49,877
		731,780

Health Care Equipment & Supplies - 2.3%
Alere, Inc.*	1,667	42,559
Align Technology, Inc.*	1,574	52,745
Becton Dickinson & Co.	4,245	405,864
CareFusion Corp.*	4,874	170,541
Covidien plc	10,338	701,330
DENTSPLY International, Inc.	3,128	132,690
Edwards Lifesciences Corp.*	2,500	205,400
Haemonetics Corp.*	1,130	47,076
Hologic, Inc.*	5,868	132,617
IDEXX Laboratories, Inc.*	1,196	110,498
Intuitive Surgical, Inc.*	878	431,265
Medtronic, Inc.	22,150	1,040,164
ResMed, Inc	3,142	145,663
Sirona Dental Systems, Inc.*	1,241	91,499
St. Jude Medical, Inc.	6,192	250,404
Stryker Corp.	6,333	413,165

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 18

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Health Care Equipment & Supplies - Cont’d
Teleflex, Inc.	897	$75,805
The Cooper Co.’s, Inc.	1,055	113,813
Thoratec Corp.*	1,261	47,288
Varian Medical Systems, Inc.*	2,390	172,080
Volcano Corp.*	1,180	26,267
West Pharmaceutical Services, Inc.	752	48,835
		4,857,568

Health Care Providers & Services - 2.0%
AmerisourceBergen Corp.	5,040	259,308
Brookdale Senior Living, Inc.*	2,149	59,914
Cardinal Health, Inc.	7,462	310,569
Centene Corp.*	1,145	50,426
CIGNA Corp	6,255	390,124
Coventry Health Care, Inc	2,946	138,550
DaVita HealthCare Partners, Inc.*	1,848	219,154
Express Scripts Holding Co.*	17,932	1,033,780
HCA Holdings, Inc.	5,338	216,883
Health Management Associates, Inc.*	5,626	72,407
Henry Schein, Inc.*	1,917	177,418
Laboratory Corp. of America Holdings*	2,037	183,738
LifePoint Hospitals, Inc.*	1,027	49,769
Magellan Health Services, Inc.*	590	28,066
McKesson Corp.	5,096	550,164
Mednax, Inc.*	1,094	98,055
Owens & Minor, Inc.	1,386	45,128
Patterson Co.’s, Inc	1,829	69,575
Quest Diagnostics, Inc.	3,464	195,543
VCA Antech, Inc.*	1,934	45,430
WellCare Health Plans, Inc.*	946	54,830
		4,248,831

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	3,758	51,071
athenahealth, Inc.*	796	77,244
Cerner Corp.*	3,204	303,579
HMS Holdings Corp.*	1,905	51,721
		483,615

Hotels, Restaurants & Leisure - 1.8%
Brinker International, Inc.	1,549	58,320
Chipotle Mexican Grill, Inc.*	679	221,266
Darden Restaurants, Inc	2,833	146,409
McDonald’s Corp.	21,960	2,189,192
Panera Bread Co.*	614	101,457
Starbucks Corp.	16,412	934,828
The Cheesecake Factory, Inc	1,071	41,351
Vail Resorts, Inc	784	48,859
Wendy’s Co.	6,156	34,905
		3,776,587

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 19

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Household Durables - 0.5%
D.R. Horton, Inc	6,118	$148,667
Garmin Ltd	2,397	79,197
Harman International Industries, Inc	1,486	66,320
Mohawk Industries, Inc.*	1,274	144,115
PulteGroup, Inc.*	7,452	150,829
Tempur-Pedic International, Inc.*	1,310	65,015
Tupperware Brands Corp	1,183	96,698
Whirlpool Corp.	1,719	203,633
		954,474

Household Products - 3.4%
Church & Dwight Co., Inc.	3,020	195,183
Colgate-Palmolive Co.	9,620	1,135,448
Kimberly-Clark Corp.	8,484	831,262
Procter & Gamble Co	60,578	4,668,141
The Clorox Co	2,866	253,727
		7,083,761

Industrial Conglomerates - 1.1%
3M Co.	13,898	1,477,496
Carlisle Co.’s, Inc	1,390	94,228
Danaher Corp.	12,692	788,808
		2,360,532

Insurance - 3.6%
ACE Ltd.	7,427	660,780
Aflac, Inc.	10,227	532,009
Alleghany Corp.*	369	146,095
Allied World Assurance Co. Holdings AG	771	71,487
American Financial Group, Inc	1,638	77,608
Aon plc	6,817	419,247
Arch Capital Group Ltd.*	2,929	153,978
Arthur J. Gallagher & Co.	2,754	113,768
Aspen Insurance Holdings Ltd	1,531	59,066
Assured Guaranty Ltd.	4,253	87,654
AXIS Capital Holdings Ltd	2,488	103,551
Brown & Brown, Inc.	2,583	82,759
Cincinnati Financial Corp.	3,214	151,669
CNO Financial Group, Inc	4,845	55,475
Endurance Specialty Holdings Ltd	947	45,276
Erie Indemnity Co.	558	42,146
Everest Re Group Ltd.	1,118	145,183
Fidelity National Financial, Inc	4,702	118,631
First American Financial Corp.	2,349	60,064
Genworth Financial, Inc.*	10,782	107,820
Hanover Insurance Group, Inc.	978	48,587
Hartford Financial Services Group, Inc	9,550	246,390
HCC Insurance Holdings, Inc.	2,201	92,508
Lincoln National Corp	5,933	193,475
Markel Corp.*	197	99,191
MBIA, Inc.*	3,094	31,775
PartnerRe Ltd.	1,340	124,767
Platinum Underwriters Holdings Ltd	716	39,960

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 20

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Insurance - Cont’d
Principal Financial Group, Inc	6,024	$204,997
ProAssurance Corp	1,349	63,848
Progressive Corp.	12,163	307,359
Protective Life Corp	1,708	61,146
Prudential Financial, Inc.	10,174	600,164
RenaissanceRe Holdings Ltd.	1,053	96,865
StanCorp Financial Group, Inc	972	41,563
The Chubb Corp.	5,712	499,971
The Travelers Co.’s, Inc	8,278	696,925
Torchmark Corp	2,048	122,470
Unum Group	5,903	166,760
Validus Holdings Ltd	2,266	84,680
White Mountains Insurance Group Ltd	120	68,054
Willis Group Holdings plc	3,788	149,588
WR Berkley Corp.	2,409	106,887
XL Group plc	6,456	195,617
		7,577,813

Internet & Catalog Retail - 1.8%
Amazon.com, Inc.*	7,957	2,120,461
Expedia, Inc.	2,044	122,660
Liberty Interactive Corp.*	11,324	242,107
Liberty Ventures*	610	46,104
Netflix, Inc.*	1,225	232,027
priceline.com, Inc.*	1,090	749,844
TripAdvisor, Inc.*	2,408	126,468
		3,639,671

Internet Software & Services - 3.6%
Akamai Technologies, Inc.*	3,891	137,313
AOL, Inc.*	1,686	64,894
CoStar Group, Inc.*	587	64,253
eBay, Inc.*	25,557	1,385,701
Equinix, Inc.*	1,069	231,235
Google, Inc.*	5,905	4,688,747
LinkedIn Corp.*	1,502	264,442
Rackspace Hosting, Inc.*	2,421	122,212
Yahoo!, Inc.*	21,203	498,907
		7,457,704

IT Services - 6.2%
Accenture plc	14,106	1,071,633
Alliance Data Systems Corp.*	1,092	176,784
Amdocs Ltd.	3,538	128,251
Automatic Data Processing, Inc.	10,617	690,317
Broadridge Financial Solutions, Inc.	2,668	66,273
Cognizant Technology Solutions Corp.*	6,616	506,852
Computer Sciences Corp.	3,355	165,167
Convergys Corp.	2,331	39,697
CoreLogic, Inc.*	2,145	55,470
DST Systems, Inc.	658	46,896
Fidelity National Information Services, Inc	6,415	254,162

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 21

EQUITY SECURITIES - CONT’D	SHARES	VALUE
IT Services - Cont’d
Fiserv, Inc.*	2,925	$256,903
Gartner, Inc.*	2,042	111,105
Genpact Ltd	2,961	53,861
Global Payments, Inc	1,724	85,614
International Business Machines Corp.	23,114	4,930,216
Iron Mountain, Inc	3,660	132,895
Jack Henry & Associates, Inc.	1,886	87,152
Lender Processing Services, Inc.	1,858	47,305
MasterCard, Inc.	2,310	1,250,010
NeuStar, Inc.*	1,447	67,329
Paychex, Inc	7,083	248,401
Teradata Corp.*	3,628	212,274
Total System Services, Inc	3,517	87,151
VeriFone Systems, Inc.*	3,235	66,900
Visa, Inc.	11,289	1,917,324
Western Union Co	12,451	187,263
WEX, Inc.*	847	66,490
		13,009,695

Leisure Equipment & Products - 0.3%
Hasbro, Inc.	2,509	110,245
Mattel, Inc.	7,545	330,396
Polaris Industries, Inc	1,394	128,931
		569,572

Life Sciences - Tools & Services - 0.8%
Agilent Technologies, Inc	7,593	318,678
Bio-Rad Laboratories, Inc.*	440	55,440
Illumina, Inc.*	2,715	146,610
Life Technologies Corp.*	3,768	243,526
Mettler-Toledo International, Inc.*	662	141,152
Techne Corp	758	51,430
Thermo Fisher Scientific, Inc	7,826	598,611
Waters Corp.*	1,880	176,551
		1,731,998

Machinery - 2.4%
Actuant Corp.	1,596	48,870
AGCO Corp.	2,123	110,651
CLARCOR, Inc	1,086	56,885
Cummins, Inc	3,860	447,027
Deere & Co.	8,945	769,091
Donaldson Co., Inc.	2,955	106,941
Dover Corp	3,826	278,839
Gardner Denver, Inc	1,075	80,743
Graco, Inc.	1,332	77,296
Harsco Corp.	1,767	43,769
IDEX Corp.	1,807	96,530
Illinois Tool Works, Inc	9,095	554,249
Lincoln Electric Holdings, Inc.	1,817	98,445
Middleby Corp.*	410	62,382
Nordson Corp	1,241	81,844

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 22

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Machinery - Cont’d
PACCAR, Inc.	7,733	$390,980
Pall Corp.	2,432	166,276
Parker Hannifin Corp.	3,265	299,009
Pentair Ltd.	4,518	238,323
Snap-on, Inc.	1,275	105,442
SPX Corp.	1,028	81,171
Stanley Black & Decker, Inc.	3,509	284,124
Terex Corp.*	2,425	83,468
The Toro Co.	1,276	58,747
Valmont Industries, Inc.	513	80,680
WABCO Holdings, Inc.*	1,381	97,485
Woodward, Inc.	1,324	52,642
Xylem, Inc.	4,075	112,307
		4,964,216

Marine - 0.1%
Kirby Corp.*	1,241	95,309

Media - 4.1%
AMC Networks, Inc.*	1,267	80,049
CBS Corp., Class B	12,804	597,819
Charter Communications, Inc.*	1,865	194,296
DIRECTV*	12,547	710,286
Discovery Communications, Inc.*	5,360	422,046
DISH Network Corp	4,449	168,617
DreamWorks Animation SKG, Inc.*	1,571	29,786
Gannett Co., Inc	5,028	109,962
John Wiley & Sons, Inc	1,025	39,934
Lamar Advertising Co.*	1,212	58,915
Liberty Global, Inc.*	5,286	387,992
Liberty Media Corp.*	2,445	272,935
Madison Square Garden Co.*	1,338	77,069
Morningstar, Inc.	495	34,610
Omnicom Group, Inc	5,723	337,085
Scripps Networks Interactive, Inc.	1,883	121,152
Sirius XM Radio, Inc.	70,332	216,623
Starz - Liberty Capital*	2,457	54,423
Time Warner Cable, Inc.	6,467	621,220
Time Warner, Inc.	20,458	1,178,790
Viacom, Inc., Class B	9,962	613,360
Walt Disney Co.	39,502	2,243,714
Washington Post Co., Class B	98	43,806
		8,614,489

Metals & Mining - 0.1%
Compass Minerals International, Inc.	727	57,360
Reliance Steel & Aluminum Co	1,667	118,641
		176,001

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 23

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Multiline Retail - 1.0%
Big Lots, Inc.*	1,267	$44,687
Dillard’s, Inc.	671	52,707
Dollar General Corp.*	5,756	291,139
Dollar Tree, Inc.*	4,972	240,794
Family Dollar Stores, Inc.	2,104	124,241
Kohl’s Corp.	4,632	213,674
Nordstrom, Inc.	3,276	180,933
Target Corp.	14,249	975,344
		2,123,519

Multi-Utilities - 0.5%
Avista Corp.	1,310	35,894
CMS Energy Corp.	5,798	161,996
Consolidated Edison, Inc.	6,409	391,141
Integrys Energy Group, Inc	1,715	99,744
MDU Resources Group, Inc	4,133	103,284
NiSource, Inc	6,817	200,011
		992,070

Office Electronics - 0.1%
Xerox Corp.	26,797	230,454
Zebra Technologies Corp.*	1,114	52,503
		282,957

Oil, Gas & Consumable Fuels - 1.7%
Cheniere Energy, Inc.*	4,885	136,780
Cimarex Energy Co	1,892	142,732
Denbury Resources, Inc.*	8,183	152,613
Energen Corp	1,579	82,124
EOG Resources, Inc	5,950	762,017
EQT Corp.	3,294	223,168
Pioneer Natural Resources Co	2,897	359,952
Plains Exploration & Production Co.*	2,825	134,103
QEP Resources, Inc.	3,911	124,526
Range Resources Corp.	3,568	289,151
SM Energy Co.	1,450	85,869
Southwestern Energy Co.*	7,686	286,380
Spectra Energy Corp.	14,621	449,596
Whiting Petroleum Corp.*	2,578	131,066
World Fuel Services Corp.	1,585	62,956
		3,423,033

Paper & Forest Products - 0.0%
Domtar Corp.	761	59,069

Personal Products - 0.3%
Avon Products, Inc.	9,466	196,230
Estee Lauder Co.’s, Inc.	5,246	335,902
		532,132

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 24

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Pharmaceuticals - 3.8%
Allergan, Inc	6,734	$751,716
Bristol-Myers Squibb Co.	35,831	1,475,879
Endo Health Solutions, Inc.*	2,497	76,808
Hospira, Inc.*	3,616	118,713
Johnson & Johnson	61,671	5,028,037
Perrigo Co.	1,934	229,624
Questcor Pharmaceuticals, Inc.	1,282	41,716
Salix Pharmaceuticals Ltd.*	1,138	58,243
Viropharma, Inc.*	1,426	35,878
VIVUS, Inc.*	2,205	24,255
		7,840,869

Professional Services - 0.4%
Acacia Research Corp.*	1,090	32,885
FTI Consulting, Inc.*	893	33,631
IHS, Inc.*	1,094	114,564
Manpower, Inc	1,681	95,346
Robert Half International, Inc.	3,053	114,579
The Dun & Bradstreet Corp	895	74,867
Towers Watson & Co	1,235	85,610
Verisk Analytics, Inc.*	3,176	195,737
		747,219

Real Estate Investment Trusts - 0.0%
Ryman Hospitality Properties, Inc.	993	45,430

Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.*	943	33,712
CBRE Group, Inc.*	6,659	168,140
Forest City Enterprises, Inc.*	3,086	54,838
Howard Hughes Corp.*	614	51,459
Jones Lang LaSalle, Inc.	964	95,831
The St. Joe Co.*	2,022	42,968
		446,948

Road & Rail - 0.5%
Avis Budget Group, Inc.*	2,347	65,317
Con-way, Inc.	1,224	43,097
Genesee & Wyoming, Inc.*	1,080	100,559
Hertz Global Holdings, Inc.*	8,401	187,006
JB Hunt Transport Services, Inc.	1,980	147,470
Kansas City Southern	2,412	267,491
Landstar System, Inc.	1,016	58,004
Old Dominion Freight Line, Inc.*	1,547	59,095
Ryder System, Inc.	1,125	67,219
		995,258

Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc.*	13,231	33,739
Altera Corp.	6,994	248,077
Analog Devices, Inc.	6,697	311,344
Applied Materials, Inc	26,271	354,133

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 25

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Semiconductors & Semiconductor Equipment - Cont’d
Atmel Corp.*	9,614	$66,913
Cavium, Inc.*	1,099	42,652
Cirrus Logic, Inc.*	1,410	32,079
Cymer, Inc.*	687	66,021
Cypress Semiconductor Corp.*	2,943	32,461
Fairchild Semiconductor International, Inc.*	2,779	39,295
Hittite Microwave Corp.*	590	35,730
Intel Corp.	109,218	2,386,413
Intersil Corp.	2,767	24,101
KLA-Tencor Corp.	3,635	191,710
Lam Research Corp.*	3,548	147,100
Linear Technology Corp.	5,095	195,495
LSI Corp.*	12,021	81,502
Marvell Technology Group Ltd.	10,049	106,318
Microchip Technology, Inc	4,281	157,370
Micron Technology, Inc.*	22,360	223,153
NVIDIA Corp.	13,668	175,224
ON Semiconductor Corp.*	9,810	81,227
PMC - Sierra, Inc.*	4,415	29,978
Semtech Corp.*	1,449	51,280
Silicon Laboratories, Inc.*	845	34,949
Skyworks Solutions, Inc.*	4,205	92,636
Teradyne, Inc.*	4,164	67,540
Texas Instruments, Inc	24,176	857,764
Xilinx, Inc.	5,728	218,638
		6,384,842

Software - 4.5%
ACI Worldwide, Inc.*	864	42,215
Adobe Systems, Inc.*	10,926	475,390
ANSYS, Inc.*	2,035	165,690
Aspen Technology, Inc.*	2,045	66,033
Autodesk, Inc.*	4,918	202,818
BMC Software, Inc.*	2,879	133,384
CA, Inc.	7,286	183,389
Cadence Design Systems, Inc.*	6,169	85,934
Citrix Systems, Inc.*	4,080	294,413
Commvault Systems, Inc.*	940	77,061
Compuware Corp.*	4,644	58,050
Concur Technologies, Inc.*	998	68,523
Electronic Arts, Inc.*	6,562	116,147
FactSet Research Systems, Inc.	889	82,321
Fortinet, Inc.*	2,905	68,790
Informatica Corp.*	2,359	81,315
Intuit, Inc.	6,098	400,334
MICROS Systems, Inc.*	1,736	79,005
Microsoft Corp.	166,316	4,758,301
Nuance Communications, Inc.*	5,535	111,696
Progress Software Corp.*	1,265	28,817
PTC, Inc.*	2,616	66,682
QLIK Technologies, Inc.*	1,618	41,793
Red Hat, Inc.*	4,230	213,869
Rovi Corp.*	2,273	48,665
Salesforce.com, Inc.*	2,947	527,012

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 26

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Software - Cont’d
SolarWinds, Inc.*	1,345	$79,489
Solera Holdings, Inc.	1,509	88,020
Symantec Corp.*	15,081	372,199
Synopsys, Inc.*	3,367	120,808
TIBCO Software, Inc.*	3,399	68,728
Ultimate Software Group, Inc.*	597	62,184
VMware, Inc.*	1,876	147,979
		9,417,054

Specialty Retail - 3.5%
Aaron’s, Inc	1,543	44,253
Advance Auto Parts, Inc	1,611	133,149
American Eagle Outfitters, Inc	3,954	73,940
ANN, Inc.*	1,058	30,703
Ascena Retail Group, Inc.*	2,777	51,513
Bed Bath & Beyond, Inc.*	4,949	318,815
Best Buy Co., Inc	5,822	128,957
CarMax, Inc.*	4,994	208,250
Chico’s FAS, Inc.	3,628	60,950
GameStop Corp	2,654	74,232
GNC Holdings, Inc.	1,611	63,280
L Brands, Inc.	5,243	234,152
Lowe’s Co.’s, Inc	24,297	921,342
O’Reilly Automotive, Inc.*	2,439	250,119
PetSmart, Inc.	2,351	145,997
Pier 1 Imports, Inc	2,366	54,418
Ross Stores, Inc	4,867	295,038
Sally Beauty Holdings, Inc.*	3,400	99,892
Signet Jewelers Ltd	1,772	118,724
Staples, Inc	14,758	198,200
The Gap, Inc.	6,506	230,312
The Home Depot, Inc.	33,095	2,309,369
Tiffany & Co.	2,607	181,291
TJX Co.’s, Inc	15,962	746,225
Tractor Supply Co.	1,516	157,861
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,300	105,521
Williams-Sonoma, Inc.	1,890	97,373
		7,333,876

Textiles, Apparel & Luxury Goods - 0.7%
CROCS, Inc.*	1,930	28,603
Deckers Outdoor Corp.*	752	41,879
Fossil, Inc.*	1,168	112,829
Hanesbrands, Inc.*	2,151	98,000
Nike, Inc., Class B	15,886	937,433
PVH Corp.	1,710	182,645
Under Armour, Inc.*	1,697	86,886
Wolverine World Wide, Inc.	1,096	48,629
		1,536,904

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 27

EQUITY SECURITIES - CONT’D	SHARES	VALUE
Thrifts & Mortgage Finance - 0.2%
Capitol Federal Financial, Inc.	3,062	$36,958
Hudson City Bancorp, Inc	10,409	89,934
New York Community Bancorp, Inc.	9,633	138,234
Ocwen Financial Corp.*	2,545	96,506
People’s United Financial, Inc.	7,422	99,752
Washington Federal, Inc.	2,303	40,302
		501,686

Trading Companies & Distributors - 0.5%
Air Lease Corp.	1,462	42,866
Fastenal Co.	5,911	303,530
MSC Industrial Direct Co., Inc.	1,022	87,667
United Rentals, Inc.*	2,039	112,084
W.W. Grainger, Inc	1,307	294,049
Watsco, Inc	651	54,801
WESCO International, Inc.*	959	69,633
		964,630

Water Utilities - 0.1%
American Water Works Co., Inc	3,872	160,455
Aqua America, Inc.	3,070	96,521
		256,976

Wireless Telecommunication Services - 0.4%
Crown Castle International Corp.*	6,415	446,741
MetroPCS Communications, Inc.*	7,003	76,333
NII Holdings, Inc.*	3,764	16,298
SBA Communications Corp.*	2,764	199,063
Telephone & Data Systems, Inc.	2,198	46,312
		784,747

Total Equity Securities (Cost $158,781,464)		205,927,894

	PRINCIPAL
TIME DEPOSIT - 0.8%	AMOUNT
State Street Bank Time Deposit, 0.12%, 4/1/13	$1,602,263	1,602,263

Total Time Deposit (Cost $1,602,263)		1,602,263

TOTAL INVESTMENTS (Cost $160,383,727) - 99.7%		207,530,157
Other assets and liabilities, net - 0.3%		719,658
NET ASSETS - 100%		$208,249,815

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 28

NET ASSETS CONSIST OF:
Paid-in capital applicable to the following shares of common stock with 250,000,000 shares of $0.01 par value shares authorized:
Class A: 8,409,639 shares outstanding	$87,542,766
Class B: 133,072 shares outstanding	1,308,159
Class C: 869,648 shares outstanding	9,981,417
Class I: 3,806,420 shares outstanding	51,530,797
Class Y:1,161,950 shares outstanding	15,233,507
Undistributed net investment income	528,138
Accumulated net realized gain (loss)	(5,021,399)
Net unrealized appreciation (depreciation)	47,146,430

NET ASSETS	$208,249,815

NET ASSET VALUE PER SHARE
Class A (based on net assets of $121,546,026)	$14.45
Class B (based on net assets of $1,840,820)	$13.83
Class C (based on net assets of $12,031,854)	$13.84
Class I (based on net assets of $55,930,392)	$14.69
Class Y (based on net assets of $16,900,723)	$14.55

* Non-income producing security.

Abbreviations:

plc: Public Limited Company

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 29

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2013

NET INVESTMENT INCOME
Investment Income:
Interest income	$1,667
Dividend income (net of foreign taxes withheld of $78)	1,902,685
Total investment income	1,904,352

Expenses:
Investment advisory fee	180,960
Transfer agency fees and expenses	157,162
Distribution Plan expenses:
Class A	131,695
Class B	9,255
Class C	52,847
Directors’ fees and expenses	10,660
Administrative fees	156,364
Accounting fees	14,783
Custodian fees	41,144
Registration fees	39,180
Reports to shareholders	28,210
Professional fees	16,413
Miscellaneous	23,175
Total expenses	861,848
Reimbursement from Advisor:
Class A	(158,470)
Class B	(6,531)
Class C	(6,848)
Class I	(63,756)
Class Y	(13,410)
Fees waived	(19,252)
Fees paid indirectly	(79)
Net expenses	593,502

NET INVESTMENT INCOME	1,310,850

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	1,865,462
Futures	(15,310)
1,850,152

Change in unrealized appreciation (depreciation) on:
Investments	15,849,568
Futures	27,845
15,877,413

NET REALIZED AND UNREALIZED GAIN (LOSS)	17,727,565

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$19,038,415

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 30

STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS	2013	2012
Operations:
Net investment income	$1,310,850	$1,424,834
Net realized gain (loss)	1,850,152	1,774,375
Change in unrealized appreciation (depreciation)	15,877,413	28,949,837

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	19,038,415	32,149,046

Distributions to shareholders from:
Net investment income:
Class A shares	(1,117,488)	(705,939)
Class B shares	(3,479)	—
Class C shares	(21,680)	—
Class I shares	(643,373)	(442,162)
Class Y shares	(77,419)	—
Total distributions	(1,863,439)	(1,148,101)

Capital share transactions:
Shares sold:
Class A shares	20,277,343	21,978,733
Class B shares	2,636	16,998
Class C shares	1,623,627	2,809,321
Class I shares	12,478,608	13,354,751
Class Y shares	4,193,107	14,297,242
Reinvestment of distributions:
Class A shares	1,023,110	653,996
Class B shares	3,066	—
Class C shares	14,823	—
Class I shares	627,176	442,162
Class Y shares	1,165	—
Redemption fees:
Class A shares	10	410
Class C shares	349	111
Shares redeemed:
Class A shares	(7,360,403)	(17,135,467)
Class B shares	(316,523)	(925,269)
Class C shares	(563,412)	(751,682)
Class I shares	(3,341,669)	(6,975,861)
Class Y shares	(1,278,760)	(1,979,247)
Total capital share transactions	27,384,253	25,786,198

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,559,229	56,787,143

NET ASSETS
Beginning of period	163,690,586	106,903,443
End of period (including undistributed net investment income of $528,138 and $1,080,727, respectively)	$208,249,815	$163,690,586

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 31

STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	MARCH 31,	SEPTEMBER 30,
CAPITAL SHARE ACTIVITY	2013	2012
Shares sold:
Class A shares	1,503,797	1,795,066
Class B shares	214	1,443
Class C shares	124,694	235,042
Class I shares	937,711	1,042,439
Class Y shares	306,102	1,095,517
Reinvestment of distributions:
Class A shares	78,761	58,081
Class B shares	246	—
Class C shares	1,189	—
Class I shares	47,549	38,820
Class Y shares	89	—
Shares redeemed:
Class A shares	(551,418)	(1,408,613)
Class B shares	(24,685)	(79,538)
Class C shares	(43,633)	(65,489)
Class I shares	(239,100)	(562,851)
Class Y shares	(92,863)	(146,895)
Total capital share activity	2,048,653	2,003,022

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 32

NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Social Index Fund (the “Fund”), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers five classes of shares of capital stock - Classes A, B, C, I, and Y. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 33

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below: Level 1 – quoted prices in active markets for identical securities Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Fund’s investments by major category are as follows: Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded.

If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Short-term instruments of sufficient credit quality with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 34

of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At March 31, 2013, no securities were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2013:

	VALUATION INPUTS
NVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity securities *	$205,927,894	—	—	$205,927,894
Other debt obligations	—	$1,602,263	—	1,602,263
TOTAL	$205,927,894	$1,602,263	—	$207,530,157

* For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge, or to provide equity market exposure to the Portfolio’s uncommitted cash balances. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Fund is subject to market risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to hedge against changes in the value of securities. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 35

loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund. During the period, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position.

During the period, the Fund invested in E-Mini S&P 500 Index and E-Mini NASDAQ 100 Index futures. The volume of activity has varied throughout the period with a weighted average of 33 contracts and $1,853,119 weighted average notional value.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 36

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangement: The Fund had an arrangement with the custodian bank whereby the custodian’s fees may have been paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits were used to reduce the Fund’s expenses. This arrangement was suspended on January 1, 2013, until further notice, due to low interest rates. Such a deposit arrangement was an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .20% of the Fund’s average daily net assets. Under the terms of the agreement, $27,675 was payable at period end. In addition, $18,817 was payable at period end for operating expenses paid by the Advisor during March 2013. For the six months ended March 31, 2013, the Advisor voluntarily waived $19,252 of its fee.

The Advisor has contractually agreed to limit net annual fund operating expenses for Class A, B, C, and Y through January 31, 2014 and for Class I through January 31, 2016. The contractual expense cap is .75%, 1.75%, 1.75%, .21%, and .60% for Class A, B, C, I, and Y, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. This expense limitation does not limit acquired fund fees and expenses, if any. To the extent any expense offset credits were earned, the Advisor’s obligation under the contractual limitation may have been reduced and the Advisor may have benefited from the expense offset arrangement.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 37

Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .20% for Classes A, B, C, and Y shares and .10% for Class I shares based on their average daily net assets. Under the terms of the agreement, $29,933 was payable at period end.

Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, is the distributor and principal underwriter for the Fund. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans that permit the Fund to pay certain expenses associated with the distribution and servicing of its shares. The expenses paid may not exceed .25%, 1.00%, and 1.00% annually of average daily net assets of Class A, B, and C, respectively. The amount actually paid by the Fund is an annualized fee, payable monthly, of .25%, 1.00%, and 1.00% of the Fund’s average daily net assets of Class A, B, and C, respectively. Class I and Class Y do not have Distribution Plan expenses. Under the terms of the agreement, $36,758 was payable at period end.

CID received $29,172 as its portion of commissions charged on sales of the Fund’s Class A shares for the six months ended March 31, 2013.

Calvert Investment Services, Inc. (“CIS”), an affiliate of the Advisor, is the shareholder servicing agent for the Fund. For its services, CIS received fees of $15,220 for the six months ended March 31, 2013. Under the terms of the agreement, $2,727 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives an annual retainer of $48,000 plus a meeting fee of up to $3,000 for each Board meeting attended. Additional fees of up to $5,000 annually may be paid to the Board chair and Committee chairs ($10,000 for the Special Equities Committee chair) and $2,500 annually may be paid to Committee members, plus a Committee meeting fee of $500 for each Committee meeting attended. Directors’ fees are allocated to each of the funds served.

NOTE C — INVESTMENT ACTIVITY AND TAX INFORMATION

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $33,694,715 and $6,123,345, respectively.

CAPITAL LOSS CARRYFORWARDS
EXPIRATION DATE
30-Sep-17	($131,673)
30-Sep-18	(2,870,112)

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 38

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.

As of March 31, 2013, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$49,144,675
Unrealized (depreciation)	(6,196,026)
Net unrealized appreciation/(depreciation)	$42,948,649

Federal income tax cost of investments	$164,581,508

NOTE D — LINE OF CREDIT

A financing agreement is in place with the Calvert Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .11% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no borrowings under the agreement during the six months ended March 31, 2013.

NOTE E – SUBSEQUENT EVENTS

In preparing the financial statements as of March 31, 2013, no subsequent events or transactions occurred that would have required recognition or disclosure in these financial statements.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 39

FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2013	(z)	2012 (z)	2011 (z)
Net asset value, beginning	$13.27		$10.35	$10.48
Income from investment operations:
Net investment income	.09		.13	.09
Net realized and unrealized gain (loss)	1.24		2.89	(.14)
Total from investment operations	1.33		3.02	(.05)
Distributions from:
Net investment income	(.15)		(.10)	(.08)
Total distributions	(.15)		(.10)	(.08)
Total increase (decrease) in net asset value	1.18		2.92	(.13)
Net asset value, ending	$14.45		$13.27	$10.35

Total return*	10.11%		29.36%	(.57%)
Ratios to average net assets: A
Net investment income	1.35	% (a)	1.03%	.81%
Total expenses	1.07	% (a)	1.11%	.99%
Expenses before offsets	.75	% (a)	.75%	.75%
Net expenses	.75	% (a)	.75%	.75%
Portfolio turnover	3%		7%	8%
Net assets, ending (in thousands)	$121,546		$97,904	$71,741

			YEARS ENDED
CLASS A SHARES	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
	2010		2009 (z)	2008
Net asset value, beginning	$9.70		$10.44	$13.67
Income from investment operations:
Net investment income	.08		.11	.14
Net realized and unrealized gain (loss)	.80		(.75)	(3.23)
Total from investment operations	.88		(.64)	(3.09)
Distributions from:
Net investment income	(.10)		(.10)	(.14)
Total distributions	(.10)		(.10)	(.14)
Total increase (decrease) in net asset value	.78		(.74)	(3.23)
Net asset value, ending	$10.48		$9.70	$10.44

Total return*	9.06%		(5.80%)	(22.81%)
Ratios to average net assets: A
Net investment income	.77%		1.34%	1.14%
Total expenses	1.06%		1.16%	1.10%
Expenses before offsets	.75%		.75%	.76%
Net expenses	.75%		.75%	.75%
Portfolio turnover	10%		16%	14%
Net assets, ending (in thousands)	$71,952		$63,609	$44,439

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 40

FINANCIAL HIGHLIGHTS

	PERIODS ENDED
CLASS B SHARES	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
	2013	(z)	2012 (z)	2011 (z)
Net asset value, beginning	$12.65		$9.87	$10.03
Income from investment operations:
Net investment income (loss)	.02		—	(.02)
Net realized and unrealized gain (loss)	1.18		2.78	(.14)
Total from investment operations	1.20		2.78	(.16)
Distributions from:
Net investment income	(.02)		—	—
Total distributions	(.02)		—	—
Total increase (decrease) in net asset value	1.18		2.78	(.16)
Net asset value, ending	$13.83		$12.65	$9.87

Total return*	9.54%		28.17%	(1.60%)
Ratios to average net assets: A
Net investment income (loss)	.38	% (a)	.04%	(.19%)
Total expenses	2.48	% (a)	2.38%	2.31%
Expenses before offsets	1.75	% (a)	1.75%	1.75%
Net expenses	1.75	% (a)	1.75%	1.75%
Portfolio turnover	3%		7%	8%
Net assets, ending (in thousands)	$1,841		$1,989	$2,324

			YEARS ENDED
CLASS B SHARES	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
	2010		2009 (z)	2008
Net asset value, beginning	$9.30		$10.01	$13.11
Income from investment operations:
Net investment income (loss)	(.06)		.03	.01
Net realized and unrealized gain (loss)	.80		(.71)	(3.10)
Total from investment operations	.74		(.68)	(3.09)
Distributions from:
Net investment income	(.01)		(.03)	(.01)
Total distributions	(.01)		(.03)	(.01)
Total increase (decrease) in net asset value	.73		(.71)	(3.10)
Net asset value, ending	$10.03		$9.30	$10.01

Total return*	7.94%		(6.67%)	(23.57%)
Ratios to average net assets: A
Net investment income (loss)	(.23%)		.37%	.14%
Total expenses	2.30%		2.46%	2.11%
Expenses before offsets	1.75%		1.75%	1.76%
Net expenses	1.75%		1.75%	1.75%
Portfolio turnover	10%		16%	14%
Net assets, ending (in thousands)	$2,956		$3,433	$4,117

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 41

FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2013	(z)	2012 (z)	2011 (z)
Net asset value, beginning	$12.65		$9.87	$10.03
Income from investment operations:
Net investment income (loss)	.03		.01	(.02)
Net realized and unrealized gain (loss)	1.19		2.77	(.14)
Total from investment operations	1.22		2.78	(.16)
Distributions from:
Net investment income	(.03)		—	—
Total distributions	(.03)		—	—
Total increase (decrease) in net asset value	1.19		2.78	(.16)
Net asset value, ending	$13.84		$12.65	$9.87

Total return*	9.64%		28.17%	(1.60%)
Ratios to average net assets: A
Net investment income (loss)	.44	% (a)	.04%	(.19%)
Total expenses	1.83	% (a)	1.89%	1.95%
Expenses before offsets	1.68	% (a)	1.74%	1.75%
Net expenses	1.68	% (a)	1.74%	1.75%
Portfolio turnover	3%		7%	8%
Net assets, ending (in thousands)	$12,032		$9,958	$6,098

			YEARS ENDED
CLASS C SHARES	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
	2010		2009 (z)	2008
Net asset value, beginning	$9.29		$10.01	$13.10
Income from investment operations:
Net investment income (loss)	(.02)		.03	.01
Net realized and unrealized gain (loss)	.77		(.72)	(3.09)
Total from investment operations	.75		(.69)	(3.08)
Distributions from:
Net investment income	(.01)		(.03)	(.01)
Total distributions	(.01)		(.03)	(.01)
Total increase (decrease) in net asset value	.74		(.72)	(3.09)
Net asset value, ending	$10.03		$9.29	$10.01

Total return*	8.04%		(6.80%)	(23.51%)
Ratios to average net assets: A
Net investment income (loss)	(.23%)		.36%	.14%
Total expenses	2.06%		2.23%	1.97%
Expenses before offsets	1.75%		1.75%	1.76%
Net expenses	1.75%		1.75%	1.75%
Portfolio turnover	10%		16%	14%
Net assets, ending (in thousands)	$6,139		$5,607	$6,141

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 42

FINANCIAL HIGHLIGHTS

	PERIODS ENDED
LASS I SHARES	MARCH 31,		SEPTEMBER 30,	SEPTEMBER 30,
	2013	(z)	2012 (z)	2011 (z)
Net asset value, beginning	$13.48		$10.52	$10.65
Income from investment operations:
Net investment income	.13		.19	.16
Net realized and unrealized gain (loss)	1.25		2.95	(.15)
Total from investment operations	1.38		3.14	.01
Distributions from:
Net investment income	(.17)		(.18)	(.14)
Total distributions	(.17)		(.18)	(.14)
Total increase (decrease) in net asset value	1.21		2.96	(.13)
Net asset value, ending	$14.69		$13.48	$10.52

Total return*	10.41%		30.11%	(.06%)
Ratios to average net assets: A
Net investment income	1.90	% (a)	1.57%	1.35%
Total expenses	.49	% (a)	.51%	.52%
Expenses before offsets	.21	% (a)	.21%	.21%
Net expenses	.21	% (a)	.21%	.21%
Portfolio turnover	3%		7%	8%
Net assets, ending (in thousands)	$55,930		$41,249	$26,741

			YEARS ENDED
CLASS I SHARES	SEPTEMBER 30,		SEPTEMBER 30,	SEPTEMBER 30,
	2010		2009 (z)	2008
Net asset value, beginning	$9.85		$10.65	$13.92
Income from investment operations:
Net investment income	.13		.15	.18
Net realized and unrealized gain (loss)	.81		(.77)	(3.25)
Total from investment operations	.94		(.62)	(3.07)
Distributions from:
Net investment income	(.14)		(.18)	(.20)
Total distributions	(.14)		(.18)	(.20)
Total increase (decrease) in net asset value	.80		(.80)	(3.27)
Net asset value, ending	$10.65		$9.85	$10.65

Total return*	9.62%		(5.26%)	(22.34%)
Ratios to average net assets: A
Net investment income	1.32%		1.88%	1.68%
Total expenses	.55%		.63%	.57%
Expenses before offsets	.21%		.21%	.22%
Net expenses	.21%		.21%	.21%
Portfolio turnover	10%		16%	14%
Net assets, ending (in thousands)	$29,055		$21,781	$21,342

See notes to financial highlights.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 43

FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	MARCH 31,		SEPTEMBER 30,
CLASS Y SHARES	2013	(z)	2012	#(z)
Net asset value, beginning	$13.27		$12.42
Income from investment operations:
Net investment income	.10		.03
Net realized and unrealized gain (loss)	1.26		.82
Total from investment operations	1.36		.85
Distributions from:
Net investment income	(.08)		—
Total distributions	(.08)		—
Total increase (decrease) in net asset value	1.28		.85
Net asset value, ending	$14.55		$13.27

Total return*	10.28%		6.84%
Ratios to average net assets: A
Net investment income	1.50	% (a)	1.16	% (a)
Total expenses	.81	% (a)	.86	% (a)
Expenses before offsets	.60	% (a)	.60	% (a)
Net expenses	.60	% (a)	.60	% (a)
Portfolio turnover	3%		7%
Net assets, ending (in thousands)	$16,901		$12,589

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(a) Annualized.

(z) Per share figures are calculated using the Average Shares Method.

* Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

# From July 13, 2012 inception.

See notes to financial statements.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 44

EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 45

incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown per class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 46

PROXY VOTING

The Proxy Voting Guidelines of the Calvert Funds that the Fund uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at www.calvert.com and on the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BASIS FOR BOARD’S APPROVAL OF INVESTMENT ADVISORY CONTRACT

At a meeting held on December 11, 2012, the Board of Directors, and by a separate vote, the disinterested Directors, approved the continuance of the Investment Advisory Agreement between the Calvert Social Index Series, Inc. and the Advisor with respect to the Fund. The Advisor proposed that the Board terminate the Investment Subadvisory Agreement with World Asset Management, Inc. effective December 11, 2012, and that the Advisor assume responsibility for the day-to-day portfolio management of the Fund, effective the same date.

In evaluating the Investment Advisory Agreement, the Board considered a variety of information relating to the Fund and the Advisor. The disinterested Directors reviewed a report prepared by the Advisor regarding various services provided to the Fund by the Advisor and its affiliates. Such report included, among other data, information regarding the Advisor’s personnel and the Advisor’s revenue and cost of providing services to the Fund, and a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund’s investment performance, expenses, and fees to comparable mutual funds.

The disinterested Directors were separately represented by independent legal counsel with respect to their consideration of the reapproval of the Investment Advisory

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 47

Agreement. Prior to voting, the disinterested Directors reviewed the proposed continuance of the Investment Advisory Agreement with management and also met in private sessions with their counsel at which no representatives of management were present.

In the course of its deliberations regarding the Investment Advisory Agreement, the Board considered the following factors, among others: the nature, extent and quality of the services provided by the Advisor, including the personnel providing such services; the Advisor’s financial condition; the level and method of computing the Fund’s advisory fee; comparative performance, fee and expense information for the Fund; the profitability of the Calvert Family of Funds to the Advisor and its affiliates; the allocation of the Fund’s brokerage, including the Advisor’s process for monitoring “best execution”; the direct and indirect benefits, if any, derived by the Advisor and its affiliates from their relationship with the Fund; the effect of the Fund’s growth and size on the Fund’s performance and expenses; the affiliated distributor’s process for monitoring sales load breakpoints; the Advisor’s compliance programs and policies; the Advisor’s performance of substantially similar duties for other funds; and any possible conflicts of interest.

In considering the nature, extent and quality of the services provided by the Advisor under the Investment Advisory Agreement, the Board reviewed information provided by the Advisor relating to its operations and personnel, including, among other information, biographical information on the Advisor’s investment, supervisory and professional staff and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Advisor as well as the Board’s familiarity with management through Board of Directors’ meetings, discussions and other reports. The Board also noted that it reviewed on a quarterly basis information regarding the Advisor’s compliance with applicable policies and procedures, including those related to personal investing. The Board considered the Advisor’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund, were also considered. The Board observed that the scope of services provided by the Advisor generally had expanded over time as a result of regulatory, market and other changes. The Board also took into account the environmental, social, sustainability and governance research and analysis provided by the Advisor to the Fund. The Board also considered that, in the past several years, the Advisor had developed robust in-house equity management, trading and investment operations capabilities. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.

In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. In addition, the Board took into account overall financial market conditions. The Board also reviewed various comparative data provided to it in connection with its consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund’s total return with its Lipper index and with that of other mutual funds deemed to be in its peer universe by an independent third party in its report. This comparison indicated that the Fund per-

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 48

formed above the median of its peer universe for the one-, three- and five-year periods ended June 30, 2012. The data also indicated that the Fund outperformed its Lipper index for the same periods. The Board also considered the performance, including the tracking error, of the EQ/Calvert Socially Responsible Portfolio (the “Index Portfolio”), a mutual fund managed by the Advisor that employs an investment process similar to the Fund. Based upon its review, the Board concluded that the Fund’s performance was satisfactory and that the assumption by the Advisor of responsibility for the day-to-day management of the Fund was appropriate given, among other factors, the performance record of the Advisor in managing the Index Portfolio.

In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with various comparative data for the funds in its peer group. Among other findings, the data indicated that the Fund’s advisory fee (after taking into account waivers and/or reimbursements) was below the median of its peer group and that total expenses (net of waivers and/or reimbursements) were above the median of its peer group. The Board noted that the contractual advisory fee would not change as a result of the Advisor taking over the day-to-day management of the Fund, except that the Advisor voluntarily agreed to waive a portion of the advisory fee in conjunction with its assuming responsibility for the day-to-day management of the Fund. The Board took into account the fees that the Advisor charged to the Index Portfolio, and considered the fee comparison in light of the differences in managing the two funds. The Board noted that the allocation of advisory and administrative fees may vary among the Fund’s peer group. In addition, the Board took into account the fees the Advisor charged to its other clients and considered these fee comparisons in light of the differences in managing these other accounts. The Board also took into account the Advisor’s current undertaking to maintain expense limitations for the Fund’s shares and that the Advisor had reimbursed a portion of the Fund’s expenses. The Board also noted management’s discussion of the Fund’s expenses and certain factors that affected the level of such expenses, including the cost of providing the environmental, social, sustainability and governance research and analysis provided by the Advisor. The Board noted that in 2011, the transfer agency fees paid by the Calvert Family of Funds had been renegotiated, resulting in an overall reduction in the transfer agency fees across the Calvert Family of Funds complex. Based upon its review, the Board concluded that the advisory fee was reasonable in view of the quality of services received by the Fund from the Advisor and the other factors considered.

The Board reviewed the Advisor’s profitability on a fund-by-fund basis. In reviewing the overall profitability of the advisory fee to the Fund’s Advisor, the Board also considered the fact that affiliates of the Advisor provided shareholder servicing, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included Calvert’s operating profit margin information both before and after tax expenses with respect to the services that the Advisor and its affiliates provided to the Calvert Family of Funds complex. The Board reviewed the profitability of the Advisor’s relationship with the Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Fund. The Board noted that the Advisor had reimbursed a portion of the Fund’s expenses. The Board also noted

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 49

the Advisor’s current undertaking to maintain expense limitations for the Fund’s shares and to voluntarily waive a portion of its advisory fee. The Directors also considered that the Advisor derived benefits to its reputation and other indirect benefits from its relationship with the Fund. Based upon its review, the Board concluded that the Advisor’s and its affiliates’ level of profitability from their relationship with the Fund was reasonable.

The Board considered the effect of the Fund’s current size and its potential growth on its performance and expenses. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time given the Fund’s current size. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

In reapproving the Investment Advisory Agreement, the Board, including the disinterested Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.

CONCLUSIONS

The Board reached the following conclusions regarding the Investment Advisory Agreement, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains appropriate compliance programs; (c) the Fund’s performance is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices; (d) the assumption by the Advisor of responsibility for the day-to-day management of the Fund was appropriate given, among other factors, the performance record of the Advisor in managing the Index Portfolio; (e) the Advisor is likely to execute its investment strategies consistently over time; and (f) the Fund’s advisory fee is reasonable relative to those of similar funds and to the services to be provided by the Advisor. Based on its conclusions, the Board determined that reapproval of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

www.calvert.com CALVERT SOCIAL INDEX FUND SEMI-ANNUAL REPORT (UNAUDITED) 50

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Investments
c/o BFDS,
330 West 9th Street
Kansas City, MO 64105

Web Site
www.calvert.com

Principal Underwriter
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745 or visit www. calvert.com.

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)        This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors since registrant last provided disclosure in response to this Item.

Item 11.  Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)   There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12  Exhibits.

(a)(1)   Not applicable.

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:       /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date:  May 30, 2013

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            President -- Principal Executive Officer

Date:  May 30, 2013

            /s/  Ronald M. Wolfsheimer

            Ronald M. Wolfsheimer

            Treasurer -- Principal Financial Officer

Date:  May 30, 2013